Senior Convertible Notes Payable and Warrants	9 Months Ended
Sep. 30, 2021
Senior Convertible Notes Payable And Warrants
Senior Convertible Notes Payable and Warrants

Note 6 – Senior Convertible Notes Payable and Warrants

Senior convertible notes payable is comprised of the following:

	September 30, 2021	December 31, 2020
Senior convertible notes payable	$824,000	$-
Less debt discount	(685,000)	-
Total senior convertible notes payable, net	$139,000	$-

During the nine months ended September 2021, the Company sold approximately $824,000 of Senior Convertible Promissory Notes (the “Notes”) and 824,000 warrants (the “Warrants”) to purchase that number of shares of common stock into which the notes are convertible. The Company received net proceeds of $700,000 after deducting an original issue discount of 15%, or $124,000, which was recorded as a debt discount. Each Warrant is exercisable at a price (the “Exercise Price”) equal to 115% of its initial public offering price estimated to be $6.00 per share. The Company determined the fair value of the Warrants to be approximately $2.3 million of which the relative fair value of $576,000 was allocated and recorded as a component of debt discount. The fair value of the Warrants was determined using a Black-Scholes-Merton option pricing model with the following average assumption: fair value of the stock price of $6.00 per share, expected term of 1.50 years, volatility of 110%, dividend rate of 0%, and weighted average risk-free interest rate of 0.18%. Each Note is convertible, in the sole discretion of the holder of the Note, into shares of our common stock at a purchase price equal to 80% of the offering price of the initial public offering price estimated to be $6.00 per share.

Each Note, issued at an original issue discount of 15%, carries interest at a rate of 12% per annum, and any interest payable under the Note shall automatically accrue and be capitalized to the principal amount of the Note, and shall thereafter be deemed to be a part of the principal amount of the Note, unless such interest is paid in cash on or prior to the maturity date of the Note.

The Notes mature 12 months from the date of the Notes, provided, however, that noteholders have the right to call the Notes prior to maturity starting from the earlier of (i) the consummation of the first underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, covering the offer and sale by the Company of not less than $10 million of its equity securities, as a result of or following which common stock shall be listed on the Nasdaq Stock Market, and (ii) December 15, 2021. Additionally, each Warrant contains a cashless exercise provision, which is effective if the shares underlying the Warrant are not covered by a registration statement 6 months from the date of issuance of the Warrant.

The shares of common stock underlying the Notes and the Warrants are subject to registration rights, and such shares must be registered within 90 days after the effectiveness of this offering. If the Company fails to register the shares within 90 days, the Company agreed to pay a penalty of a cash payment equal to 0.02857% of the principal amount and interest due and owing under any Note held by the Holder or that number shares of common stock of the Company equal 1% of the shares of common stock underlying any Note and Warrant held by the Holder, in total amount per week paid in, whichever is greater.

Each Note and Warrant holder has (i) the right of first refusal to purchase up to 20% of its pro rata share of new securities the that company offers, which right expires upon the consummation of an underwritten initial public offering by the Company or a change in control of the Company, and (ii) the right to be repaid any and all principal and interest due by the Company from any and all proceeds resulting from any sale of assets and any sale and issuance of debt or equity securities.

Both the original issue discount of $124,000 and the allocated relative fair value of warrants issued of $576,000, or an aggregate of $700,000, were capitalized and recorded as a debt discount and are amortized over the remaining life of the Notes. Amortization of debt discount was $15,000 for the nine months ended September 30, 2021, leaving a remaining debt discount balance of $685,000 as of September 30, 2021.

During the nine months ended September 30, 2021, the Company added $1,000 of accrued interest, leaving an accrued interest balance of $1,000 at September 30, 2021. Accrued interest in included in accounts payable and accrued expenses in the accompanying condensed balance sheets.

As of September 30, 2021, 171,778 shares of common stock were potentially issuable under the conversion terms of the Notes.